Share Capital - Summary of Share Capital (Parenthetical) (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions		12 Months Ended
	Oct. 27, 2021	Dec. 31, 2021	Dec. 31, 2019
Statement [Line Items]
Proceeds from issue of shares		¥ 10,820	¥ 9,442
Par value per share		¥ 1.00
Parent [member] | The Non Public Issuance | Class A shares [member]
Statement [Line Items]
Number Of Shares Issued	2,495
Proceeds from issue of shares	¥ 10,820